TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade Receivables Tables Abstract
Trade receivables
IN MILLIONS OF USD	31.12.2018	31.12.2017
Trade receivables, gross	1.3	5.3
Allowances	-	(0.7)
Trade receivables, net	1.3	4.6

Aging analysis of trade receivables
IN MILLIONS OF USD	31.12.2018	31.12.2017
Not due	0.7	0.7
OVERDUE
Up to 30 days	0.3	0.6
31 to 60 days	0.2	-
61 to 90 days	-	0.8
More than 90 days	0.1	3.2
Total overdue	0.6	4.6
Trade receivables, gross	1.3	5.3

Changes in allowances for trade receivables
IN MILLIONS OF USD	2018	2017
Balance at January 1	(0.7)	(0.2)
Creation	-	(0.4)
Release	0.6	-
Currency translation adjustments	0.1	(0.1)
Balance at December 31	-	(0.7)